FAIR VALUE MEASUREMENTS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Level 1 Recurring basis RUB	Dec. 31, 2013 Level 1 Recurring basis RUB	Dec. 31, 2014 Level 2 Recurring basis RUB	Dec. 31, 2013 Level 2 Recurring basis RUB	Dec. 31, 2014 Level 3 RUB	Dec. 31, 2013 Level 3 Recurring basis RUB	Dec. 31, 2014 Fair value USD ($)	Dec. 31, 2014 Fair value RUB	Dec. 31, 2013 Fair value RUB	Dec. 31, 2014 Fair value Recurring basis USD ($)	Dec. 31, 2014 Fair value Recurring basis RUB	Dec. 31, 2013 Fair value Recurring basis RUB
Cash equivalents:
Bank deposits	$ 173.8	9,775.0	16,730.0				9,775.0	16,730.0						$ 173.8	9,775.0	16,730.0
Investments in money market funds	75.6	4,253.0	14,371.0		4,253.0	14,371.0								75.6	4,253.0	14,371.0
Term deposits, current	104.2	5,863.0					5,863.0							104.2	5,863.0
Term deposits, non-current	456.2	25,663.0	15,180.0				24,775.0	15,298.0			440.4	24,775.0	15,298.0	440.4	24,775.0	15,298.0
Marketable securities			87			87										87
Restricted cash					1,497.0	104.0								26.6	1,497.0	104.0
Investments in debt securities							3,089.0				54.9	3,089.0		54.9	3,089.0
Loans to employees							768.0	447.0						13.6	768.0	447.0
Loans granted							522.0	278.0						9.2	522.0	278.0
Derivative contracts									8.0	22.0				0.1	8.0	22.0
Fair value of financial assets					5,750.0	14,562.0	44,792.0	32,753.0	8.0	22.0				898.4	50,550.0	47,337.0
Liabilities
Converible debt							25,294.0	21,647.0			449.6	25,294.0	21,647.0	449.6	25,294.0	21,647.0
Contingent consideration									85.0					1.5	85.0
Derivative contracts							37.0	9.0						0.7	37.0	9.0
Fair value of financial liabilities							25,331.0	21,656.0	85.0					451.8	25,416.0	21,656.0
Additional disclosures
Transfer amount between the levels		0	0	0
Total gains attributable to bank deposits and investments in money market funds	$ 32.7	1,840.0	1,651.0	910.0